Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Exchange Rates for Euros into U.S. Dollars Applicable for Translation of NXP's Financial Statements

The following table sets out the exchange rates for euros into U.S. dollars applicable for translation of NXP’s financial statements for the periods specified.

	$ per € 1
	period end	average1)	high	low
2013	1.3765	1.3285	1.2818	1.3765
2012	1.3190	1.2887	1.2238	1.3347
2011	1.2938	1.3908	1.2938	1.4531

(1)	The average rates are the average rates based on monthly quotations.